Shareholders' Equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 149	€ (390)	€ 1,347
Movement in foreign currency translation and net foreign investment hedging reserves	302	513	(1,800)
Disposal of a business	(1)	36	7
Tax effect	(5)	(20)	76
Equity movements of joint ventures	8	8	(15)
Equity movements of associates	4	2	(5)
Other		1
Ending balance	456	149	(390)
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	499	(80)	1,734
Movement in foreign currency translation and net foreign investment hedging reserves	312	562	(1,929)
Disposal of a business	(1)	50	7
Tax effect	(10)	(32)	108
Ending balance	800	499	(80)
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(370)	(321)	(418)
Movement in foreign currency translation and net foreign investment hedging reserves	(10)	(46)	129
Disposal of a business		(14)
Tax effect	5	12	(32)
Ending balance	(374)	(370)	(321)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	19	11	31
Movement in foreign currency translation and net foreign investment hedging reserves		(3)
Equity movements of joint ventures	8	8	(15)
Equity movements of associates	4	2	(5)
Other		1
Ending balance	€ 31	€ 19	€ 11